Employee Benefits - Schedule of Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Benefit obligations, Discount rate	3.75%
Benefit obligations, Rate of increase in compensation levels:	3.00%
Net periodic benefit cost, Discount rate	3.00%
Net periodic benefit cost, Rate of increase in compensation levels:	2.73%
Predecessor [Member] | NPS Holdings Limited [Member]
Benefit obligations, Discount rate		3.25%
Benefit obligations, Rate of increase in compensation levels:		3.00%
Net periodic benefit cost, Discount rate		3.00%
Net periodic benefit cost, Rate of increase in compensation levels:		3.00%